Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship (or STS) support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as management services to third-party owners of vessels. Prior to April 30, 2020, the Company managed liquefied natural gas (or LNG) terminals and procured LNG-related goods for terminal owners and other customers. For descriptions of these types of contracts, see Item 18 - Financial Statements: Note 3 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. On April 30, 2020, the Company completed the sale of the non-US portion of its STS support services business, as well as its LNG terminal management business (see note 15).

The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2021 and September 30, 2020. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the STS support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing STS transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage charter revenues
Suezmax	59,651	51,134	177,388	302,839
Aframax	22,767	38,847	73,380	170,680
LR2	17,342	17,007	51,009	93,666
Full service lightering	7,319	18,831	31,501	84,038
Total	107,079	125,819	333,278	651,223

Time-charter revenues
Suezmax	—	35,133	20,390	81,700
Aframax	6,097	4,725	17,629	6,883
LR2	—	2,322	3,428	4,150
Total	6,097	42,180	41,447	92,733

Other revenues
Ship-to-ship support services	1,676	777	3,777	8,619
Vessel management	1,038	1,464	3,557	5,665
LNG terminal management, consultancy, procurement and other	—	—	—	392
Total	2,714	2,241	7,334	14,676

Total revenues	115,890	170,240	382,059	758,632
Charters-out
As at September 30, 2021, two (December 31, 2020 - nine) of the Company’s vessels operated under fixed-rate time charter contracts, both of which are scheduled to expire in 2022. As at September 30, 2021, the minimum scheduled future revenues to be received by the Company under these time charters were approximately $4.7 million (remainder of 2021) and $5.2 million (2022) (December 31, 2020 - $45.3 million (2021) and $5.2 million (2022)). The hire payments should not be construed to reflect a forecast of total charter hire revenue for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after September 30, 2021, from unexercised option periods of contracts that existed on September 30, 2021 or from variable consideration, if any, under contracts. In addition, future hire payments presented above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.

Contract Liabilities
As at September 30, 2021, the Company had $1.6 million (December 31, 2020 - $4.2 million) of advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in subsequent periods and which are included in other current liabilities on the Company's unaudited consolidated balance sheets.